Other current and non-current non-financial assets - Movements in Assets for Exploration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Current And Non-Current Non-Financial Assets
Opening balance	$ 57,458	$ 44,023	$ 26,752
Changes
Additions	10,701	12,002	11,341
Reclassifications from/to short-term (inventory)	(197)	1,049	(465)
Amortization of ground studies	(733)	(2,131)	(2,421)
Reclassification from construction in progress	(1,719)	2,515	8,816
Total changes	8,052	13,435	17,271
Ending balance	$ 65,510	$ 57,458	$ 44,023